22. INCOME TAXES: Schedule of Components of Income Tax Expense (Benefit) (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2020	2019
	$	$
Deferred tax assets (liabilities)
Share issue costs	8,000	4,000
Property and equipment	164,000	164,000
Intangible asset	157,000	157,000
Non-capital losses	5,301,000	5,016,000
Total	5,630,000	5,341,000
Unrecognized deferred tax assets	(5,630,000)	(5,341,000)
Total income tax expense (recovery)	-	-